Note 2: Summary of Significant Accounting Practices	3 Months Ended
Aug. 31, 2013
Notes
Note 2: Summary of Significant Accounting Practices

NOTE  2: SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES

BASIS OF ACCOUNTING

Our consolidated financial statements include the accounts of all of our wholly-owned subsidiaries and we have eliminated all significant intercompany balances and transactions in consolidation.

FISCAL YEAR

The Company’s financial statements are prepared using the accrual method of accounting. The Company has elected a May 31 fiscal year end.

PRINCIPLES OF CONSOLIDATION

The Consolidated Financial Statements include the accounts of Xun Energy, Inc. and its subsidiaries. All significant intercompany accounts and transactions have been eliminated. The consolidated financial statements are presented in accordance with the accounting principles generally accepted in the United States.

UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

The interim consolidated financial statements of Xun Energy, Inc. as of August 31, 2013, and for the three months then ended, and cumulative from inception, are unaudited. However, in the opinion of management, the interim consolidated financial statements include all adjustments, consisting only of normal recurring adjustments, necessary to present fairly Xun Energy, Inc.’s consolidated financial position as of August 31, 2013, and the results of its consolidated operations and its cash flows for the three months ended August 31, 2013, and 2012, and cumulative from inception. These results are not necessarily indicative of the results expected for the fiscal year ending May 31, 2014. The accompanying consolidated financial statements and notes thereto do not reflect all disclosures required under accounting principles generally accepted in the United States of America. Refer to the Company’s audited financial statements as of May 31, 2013, filed with the SEC for additional information, including significant accounting policies.

INTERNATIONAL FINANCIAL REPORTING STANDARDS (IFRS)

The Company has adopted the International Financial Reporting Standards code of accounts. However, the Company’s consolidated statements are completed using USA GAAP.

EARNINGS PER SHARE

Basic earnings per share amounts are computed by dividing the net income (loss) by the weighted average number of common shares outstanding. Diluted earnings (loss) per share are the same as basic earnings (loss) per share due to the lack of antidilutive items in the Company.

CASH EQUIVALENTS

The Company may, from time to time, invest cash in excess of our immediate operating requirements in short-term time deposits and money market instruments generally with original maturities at the date of purchase of three months or less. The Company considers all liquid investments with maturity of three months or less when purchased to be cash equivalents.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates, and changes in these estimates are recorded when known. Significant items subject to such estimates and assumptions include, but are not limited to, the following:

Estimates of proved reserves and related estimates of the present value of future net revenues;
Carrying value of oil and gas properties;
Estimates of the fair value of reporting units and related assessment of goodwill for impairment;
Income taxes;
Asset retirement obligations;
Legal contingencies and environmental risks and exposures.

PROPERTY AND EQUIPMENT

The Company follows the successful efforts (“SE”) cost method of accounting for its oil and gas properties. Accordingly, only those expenses associated with successfully locating new oil and natural gas reserves are capitalized. For unsuccessful (or "dry hole") results, the associated operating costs are immediately charged against revenues for that period.

All costs incidental to the acquisition, exploration, and development of oil and gas properties, including costs of undeveloped leasehold, and leasehold equipment, are capitalized.  Please refer to INTANGIBLE ASSETS - LEGAL AND CONTRACTUAL - RIGHTS in this NOTE for further detail.

Internal costs incurred that are directly identified with acquisition, exploration and development activities undertaken by the Company for its own account, and that are not related to production, general corporate overhead or similar activities, are also capitalized.

Interest costs incurred and attributable to unproved oil and gas properties under current evaluation and major development projects of oil and gas properties are also capitalized. All costs related to production activities, including workover costs incurred solely to maintain or increase levels of production from an existing completion interval, are charged to expense as incurred.

Indirect costs, such as General and Administrative costs, are allocated to capital costs at a rate of 10% of the direct costs associated with the acquisition, exploration, and development activities undertaken by the Company for its own account.

Capitalized costs are depleted by an equivalent unit-of-production cost method, converting gas to oil at the ratio of six thousand cubic feet of gas to one barrel of oil. Depletion is calculated using the capitalized costs, including estimated asset retirement costs, plus the estimated future expenditures (based on current costs) to be incurred in developing or working over an oil or gas well, proved reserves, net of estimated salvage values.

Depletion is charged for each barrel of oil equivalent until the oil or gas well is no longer deemed economical for production of oil or gas. An over recovery of depletion by the Company may result from oil and gas wells producing more oil and gas than the reserve reports estimated. The over-recovery will be charged to income on a quarterly basis after the Company reviews the over-recovery and deducts an allowance for remediation, well capping and abandonment and future maintenance or workover costs.

Costs associated with unproved properties are excluded from the depletion calculation until it is determined whether or not proved reserves can be assigned to such properties. The Company assesses its unproved properties for impairment quarterly. Significant unproved properties are assessed individually.

No gain or loss is recognized upon disposal of oil and gas properties unless such disposal significantly alters the relationship between capitalized costs and proved reserves.

Depreciation and amortization of other property and equipment, including corporate and other midstream assets and leasehold improvements, are provided using the straight-line method based on estimated useful lives ranging from three to 39 years. Interest costs incurred and attributable to major midstream and corporate construction projects are also capitalized.

The Company recognizes liabilities for retirement obligations associated with tangible long-lived assets, such as producing well sites, when there is a legal obligation associated with the retirement of such assets and the amount can be reasonably estimated. The initial measurement of an asset retirement obligation is recorded as a liability at its fair value, with an offsetting asset retirement cost recorded as an increase to the associated property and equipment on the consolidated balance sheet. If the fair value of a recorded asset retirement obligation changes, a revision is recorded to both the asset retirement obligation and the asset retirement cost. The asset retirement cost is depreciated using a systematic and rational method similar to that used for the associated property and equipment.

The Schedule of  Plant, Property and Equipment details are as follows:

Schedule of Plant, Property and Equipment

Description	August 31, 2013	May 31, 2013
Work in Progress-Intangible	$694,035	$694,035
Work in Progress-Tangible	$140,965	$140,965
Rights (leases)	$107,250	$107,250
Subtotal	$942,250	$942,250
Depletion	$0	$0
Depreciation	$0	$0
Net Plant - Oil Wells, End of period	$942,250	$942,250

OIL AND GAS EXPLORATION

The Company does not explore for oil and gas deposits. The Company may drill a new well, which is categorized as an offset well to an existing well that is producing oil or gas. The Company’s current business model does not include “wild cat” or exploratory drilling.

OIL AND GAS DEVELOPMENT - OFFSET DRILLING

The Company's development - offset drilling program consists of drilling new wells within a proven and producing property. Well locations are selected by geologists based on known and historical data from producing oil and gas wells within the property or adjoining properties. All costs of drilling a new offset well are capitalized and amortized (depletion) on a per-unit of barrel equivalent of production.

OIL AND GAS DEVELOPMENT - WORKOVER PROGRAM

The Company’s development - workover program consists of re-entering or completing a workover on an oil or gas well that has a historical evidence of oil or gas production or that is currently producing oil and gas at a fractional output compared to when the oil and gas wells first came into production. Workover activities include one or more of a variety of remedial operations on a producing well or inactive well to try to increase production. All costs of a workover are capitalized and amortized (depletion) on a per-unit of barrel equivalent of production.

OIL AND GAS RESERVES

The Company does not have proven reserves of oil or gas on its current oil and gas leases.

INTANGIBLE ASSETS - LEGAL AND CONTRACTUAL - RIGHTS

The Company capitalizes the expenses incurred for acquiring oil and gas leases. The oil and gas leases are contracts between mineral owner, otherwise known as the lessor and the Company or working interest owner, otherwise known as the lessee in which the lessor grants the lessee the rights to explore, drill and produce oil, gas and other minerals for a specified primary term and thereafter as long as oil, gas, or other minerals are being produced in paying quantities. This lease gives the lessee a working interest. The oil and gas lease is granted in exchange for royalty payments to the lessor.

The capitalized costs include but are not limited to: the acquisition cost of the oil and gas leases, legal, travel, consultant studies, reserve reports, financing charges including an overhead allocation on closing. Many of the oil and gas leases have production covenants, which if not complied with during the term of the lease, the Company may forfeit the oil and gas lease. On a yearly basis, the oil and gas leases are reviewed for expiry and or non performance by the Company of any of the covenants in the oil and gas leases.

The Schedule of Oil and Gas Rights are as follows:

Schedule of Oil and Gas Rights

Description	August 31, 2013	May 31, 2013
Acquisitions/Work in Progress	$643,500	$643,500
Capitalized as Fixed Assets	$(107,250)	$(107,250)
Forfeitures during the period	$0	$0
Impairments during the period	$0	$0
Oil and Gas Leases, End of period	$536,250	$536,250

OIL AND GAS REVENUE RECOGNITION

Oil and gas sales are recognized when production is sold to a purchaser at a fixed or determinable price, delivery has occurred, title has transferred, and collectability of the revenue is probable. Delivery occurs and title is transferred when production has been delivered to a pipeline, railcar, truck, or a tanker lifting has occurred. Cash received relating to future production is deferred and recognized when all revenue recognition criteria are met. Taxes assessed by governmental authorities on oil and gas sales are included in the Cost of Goods in the accompanying Consolidated Statements of Operations.

GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses are reported net of amounts reimbursed by working interest owners of the oil and gas properties operated by the Company.

ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying value of the Company’s financial instruments, consisting of accounts payable and accrued liabilities approximate their fair value due to the short-term maturity of such instruments. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency, or credit risks arising from these financial statements.

INCOME TAX POLICY

Income taxes are provided in accordance with FASB ASC 740. A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carry forwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of all of the deferred tax assets will be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.